CONSOLIDATED STATEMENTS OF CASH FLOWS - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flow from operating activities
Profit before tax	$ 313,326,162	$ 172,633,812	$ 84,786,272
Adjustments and other non-cash items	(1,113,211,430)	(259,692,274)	88,882,684
Depreciation and amortization	28,677,320	34,171,257	33,858,994
Net impairment loss of financial assets	133,602,042	98,632,380	77,479,161
Accrued interest	(1,626,862,052)	(1,058,378,324)	(754,086,510)
Exchange rate	(572,860,171)	(3,774,581)	139,724,762
Inflation effect on cash and cash equivalents balances	884,332,142	646,366,610	558,457,873
Gain on sale of Prisma Medios de Pagos S.A.	0	(1,557,976)	0
Put option - Prisma Medios de Pagos S.A.	0	0	7,170,021
Remeasurement - Prisma Medios de Pagos S.A.	0	0	8,999,481
Other adjustments	39,899,289	24,848,360	17,278,902
Net increases (decreases) in operating assets:	415,615,714	(344,318,816)	(97,154,470)
Financial assets at fair value through profit or loss (FVTPL)	(138,556,820)	(55,167,052)	21,917,821
Financial assets at amortized cost
Other financial assets	10,024,373	(9,314,120)	67,864,211
Loans and advances to financial institutions	(1,099,968)	11,746,102	(10,519,980)
Loans and advances to customers	181,928,917	(53,519,749)	171,838,433
Loans and advances to government sector	(140,852)	131	194
Loans and advances to central bank	28,132	(28,132)
Reverse repurchase agreements	(1,029,651,789)	667,251,433	(385,498,982)
Debt securities	33,943,502	2,689,055	(120,456,524)
Financial assets at fair value through other comprehensive income	1,373,377,226	(950,997,862)	149,321,168
Other assets	(14,237,007)	43,021,378	8,379,189
Net increases (decreases) in operating liabilities:	(575,987,747)	(323,960,717)	(158,655,458)
Financial liabilities at amortized cost
Deposits from financial institutions	1,514,327	(259,333)	(6,571,258)
Deposits from customers	(465,084,598)	(198,130,647)	(113,465,802)
Deposits from government sector	3,920,504	(50,167,375)	28,769,808
Repurchase agreements	(5,388,624)	2,504,428	(1,410,511)
Financial liabilities at FVTPL	11,434,399	(864,864)	178,322
Other financial liabilities	(122,383,755)	(77,042,926)	(66,156,017)
Income tax paid	(7,061,720)	(5,060,942)	(22,784,345)
Interest received	3,119,468,018	1,971,825,837	1,322,928,612
Interest paid	(1,550,919,465)	(859,480,878)	(537,831,183)
Total cash flows (used in)/generated by operating activities	601,229,532	351,946,022	680,172,112
Cash flows from investing activities
Payments:	(44,158,709)	(88,096,067)	(48,788,435)
Purchase of property and equipment, intangible assets and other assets	(42,148,338)	(51,101,699)	(48,788,435)
Other payments related to investment activities	(2,010,371)	(36,994,368)	0
Collections:	1,163,486	3,540,447	14,519,378
Dividends received	1,163,486	3,540,447	14,519,378
Total cash flows used in investing activities	(42,995,223)	(84,555,620)	(34,269,057)
Cash flows from financing activities
Payments:	(41,445,704)	(28,212,668)	(15,747,223)
Dividends	(278,328)	(8,024,881)
Debt security payments - Capital	(565,420)	(2,327,802)	(6,745,140)
Debt security payments - Interest	0	0	(504,322)
Payment of lease liabilities	(6,227,606)	(6,673,616)	(8,497,761)
Financing by local financial institutions	(34,374,350)	(11,186,369)
Collections:	14,988,113	1,717,145	0
Debt securities issued - Capital	14,153,869	0	0
Other collections related to financing activities	834,244	1,717,145
Total cash flows used in financing activities	(26,457,591)	(26,495,523)	(15,747,223)
Effect of exchange rate changes on cash and cash equivalents	572,860,171	3,774,581	(139,724,762)
Inflation effect on cash and cash equivalents	(884,332,142)	(646,366,610)	(558,457,873)
Total changes in cash and cash equivalents	220,304,747	(401,697,150)	(68,026,803)
Cash and cash equivalents at the beginning of the year (Note 4)	922,374,620	1,324,071,770	1,392,098,573
Cash and cash equivalents at the end of the year (Note 4)	$ 1,142,679,367	$ 922,374,620	$ 1,324,071,770